Document and Entity Information	Apr. 29, 2021
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001708035
Document Type	8-K
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	PQ Group Holdings Inc.
Entity Address, Address Line One	300 Lindenwood Drive
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(610)
Local Phone Number	651-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	PQG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false